Supplemental Balance Sheet Information (Schedule Of Other Long-Term Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Balance Sheet Related Disclosures [Abstract]
Deferred rent	$ 201.9	$ 215.2
Unrecognized tax benefits	78.4	56.7
Asset retirement obligations	42.6	50.1
Other	22.4	25.8
Total other long-term liabilities	$ 345.3	$ 347.8